Estimated Amortization Expenses for Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	$ 491
2015	348
2016	277
2017	211
2018	82
2019 and thereafter	67
Other intangible assets, Net	$ 1,476	$ 1,929